OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]
	12-31-2017	12-31-2016
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize current	43,301	41,812
Prepayment to amortize (insurance + others)	21,257	23,086
Recoverable taxes (Relating to purchases)	60,823	71,357
Other current non-financial assets	4,456	8,660
Total	129,837	144,915

	12-31-2017	12-31-2016
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	112,937	121,894
Guarantee values	2,893	3,302
Recoverable taxes	1,835	1,493
Other non-current non-financial assets	3,856	3,630
Total	121,521	130,319

	12-31-2017	12-31-2016
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	116,123	60,312
ICMS tax payable	12,593	14,856
Other tax payable	23,040	16,202
Other Current non-financial liablities	2,194	7,793
Total	153,950	99,163
(1) Provision includes a minimum dividend of subsidiary minority.

	12-31-2017	12-31-2016
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS tax payable	110,532	58,606
Other non-current non-financial liablities	1,808	2,027
Total	112,340	60,633